Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-based payments
Total	€ 2,994	€ 1,324	€ 4,572	€ 3,597
LTIP Stock Options
Share-based payments
Total	1,362	1,254	2,337	3,078
RSU Supervisory Board
Share-based payments
Total	235	50	291	87
New VSOP
Share-based payments
Total	(12)	(185)	45	(82)
Prior VSOP
Share-based payments
Total	30	(75)	(21)	17
LTIP RSU
Share-based payments
Total	€ 1,379	€ 281	€ 1,920	€ 497